Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Profit before tax	£ 1,122	£ 982
Tax calculated at a tax rate of 23.5% (H122:19%)	264	187
Bank surcharge on profits	44	70
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	8	8
Non-deductible conduct remediation, fines and penalties	3	(1)
Other non-deductible costs and non-taxable income	3	8
Effect of change in tax rate on deferred tax provision	0	(23)
Tax relief on dividends in respect of other equity instruments	(19)	(22)
Tax on profit	£ 308	£ 232